Income Taxes (Schedule of Balance Sheet Classification of Deferred Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets			$ 968
Noncurrent assets			9,572
Net deferred tax asset			$ 10,540